Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Total	$ 16,376,697	$ 31,285,396
Activated Carbon [Member]
Total	$ 16,376,697	$ 31,285,396